Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

6 Cash and cash equivalents

Cash and cash equivalents of €8,254 million (€9,413 million at December 31, 2020) included financial assets with maturity of up to three months at the date of inception amounting to €5,496 million (€6,913 million at December 31, 2020) and mainly included deposits with financial institutions, having notice of more than 48 hours.

Expected credit losses on deposits with banks and financial institutions measured at amortized cost are immaterial.

Cash and cash equivalents consist essentially of deposits in euros (€5,589 million) and in US dollars (€2,415 million) representing the use of cash on hand in the market for the financial needs of the Group.

Restricted cash amounted to approximately €115 million (€198 million at December 31, 2020) in relation to foreclosure measures by third parties and obligations relating to the payment of debts.

The average maturity of financial assets originally due within 3 months was 15 days with a negative effective interest rate of 0.6% for bank deposits in euros (€4,160 million) and 7 days with an effective interest rate of 0.1% for bank deposits in U.S. dollars (€1,336 million).